Pensions and Post-Employment Benefits - Summary of Plan Assets Measured at Estimated Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash	$ 33	$ 44
Investments in corporate bonds	433	475
Investments in government bonds	478	457
Total fixed-income securities	944	976
Investment in marketable securities	489	430
Other investments and private funds	351	288
Total variable-income securities	840	718
Total plan assets	1,784	1,694	$ 1,600
Level 1 [Member]
Disclosure of fair value of plan assets [line items]
Cash	33	44
Investments in corporate bonds	1	1
Investments in government bonds	85	86
Total fixed-income securities	119	131
Investment in marketable securities	380	341
Other investments and private funds	163	146
Total variable-income securities	543	487
Total plan assets	662	618
Level 2 [Member]
Disclosure of fair value of plan assets [line items]
Cash	0	0
Investments in corporate bonds	432	474
Investments in government bonds	393	371
Total fixed-income securities	825	845
Investment in marketable securities	109	89
Other investments and private funds	88	55
Total variable-income securities	197	144
Total plan assets	1,022	989
Level 3 [Member]
Disclosure of fair value of plan assets [line items]
Other investments and private funds	100	87
Total variable-income securities	100	87
Total plan assets	$ 100	$ 87